Goodwill - Additional Information (Detail) - Goodwill [Member]	Mar. 31, 2023
Disclosure of reconciliation of changes in goodwill [line items]
Estimated cash flows, pre-tax discount rate	14.99%
Estimated cash flows, growth rate	5.00%